OTHER BORROWINGS (Schedule of Other Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
First Citizens Bancshares, Inc. [Member]
Debt Instrument [Line Items]
Average Volume	$ 10,310	$ 10,310
Average Interest Rate	2.08%	2.29%
First Citizens National Bank [Member]
Debt Instrument [Line Items]
Average Volume	$ 46,096	$ 39,972
Average Interest Rate	1.93%	2.23%
Weighted Average [Member] | First Citizens Bancshares, Inc. [Member]
Debt Instrument [Line Items]
Average Maturity	22 years	23 years
Weighted Average [Member] | First Citizens National Bank [Member]
Debt Instrument [Line Items]
Average Maturity	4 years	4 years